Earnings Per Equity Share - Summary of Basic Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 107,946	$ 1,476	₨ 97,218	₨ 90,031
Weighted average number of equity shares outstanding	5,649,265,885	5,649,265,885	5,833,384,018	6,007,376,837
Basic earnings per share | (per share)	₨ 19.11	$ 0.26	₨ 16.67	₨ 14.99